Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

13.    INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2022	December 31, 2021
Customer relationship	$159,485	$172,614
License	2,015,311	2,181,213
Non-Compete Agreements	2,493,765	2,699,056
Less: Accumulated amortization	2,659,264	1,929,489
	$2,009,297	$3,123,394

Amortization expenses totaled $898,422, $938,900 and $877,245 for the years ended December 31, 2022, 2021 and 2020, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2023	$806,184
2024	201,531
2025	201,531
2026	201,531
2027	201,531
Thereafter	396,989
$2,009,297